Document and Entity Information	Jul. 01, 2024
Prospectus:
Document Type	497
Document Period End Date	Jan. 02, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 02, 2025
Document Effective Date	Jan. 02, 2025
Prospectus Date	Jul. 01, 2024
Innovator International Developed 10 Buffer ETF – Quarterly | Innovator International Developed 10 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	IBUF